Redeemable convertible preferred stock (FY) (Details) $ / shares in Units, $ in Thousands											1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 22, 2020 shares	Dec. 08, 2020 shares	Dec. 01, 2020 shares	Oct. 23, 2020 shares	Oct. 12, 2020 shares	Oct. 01, 2020 USD ($) shares	Mar. 05, 2020 shares	Nov. 21, 2019 shares	May 13, 2019 shares	May 10, 2019 shares	Oct. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 02, 2020 shares	Nov. 30, 2020 $ / shares	Sep. 30, 2020 $ / shares shares	Jul. 20, 2020 $ / shares	Jun. 30, 2020 $ / shares	Jun. 24, 2020 $ / shares	Mar. 17, 2020 $ / shares	Dec. 19, 2019 $ / shares	Nov. 04, 2019 $ / shares	May 06, 2019 $ / shares shares	Dec. 12, 2018 shares
Class of Stock [Line Items]
Preferred stock, outstanding (in shares)												17,306		21,754	0
Preferred stock, par value (in dollars per share) | $ / shares												$ 0.001		$ 0.001	$ 0.001
Common stock issued upon conversion of convertible preferred stock (in shares)																96,000
Preferred stock, authorized (in shares)												30,000		30,000	0
Shares and warrants issued pursuant to a private placement (in shares)	500,000	500,000	35,000				125,000
Common stock, par value (in dollars per share) | $ / shares												$ 0.001		$ 0.001	$ 0.001
Number of warrants in each unit (in shares)																										1
Term of warrants																	72 months				84 months		24 months	24 months
Warrants, exercise price (in dollars per share) | $ / shares																	$ 1.00	$ 0.65	$ 1.05	$ 0.75	$ 1.25	$ 1.62	$ 5.00	$ 5.00
Gain on exchange of shares | $												$ 4,072	$ 500	$ 500	$ 150
Preferred stock, liquidation preference (in dollars per share) | $ / shares												$ 1,000		$ 1,000
Convertible preferred stock, conversion price												0.50		0.50
Series F Private Placement
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares											$ 0.001
Value of each share of common stock (in dollars per share) | $ / shares											$ 0.50
Number of warrants in each unit (in shares)											1
Term of warrants											6 years
Warrants, exercise price (in dollars per share) | $ / shares											$ 0.75
Gross proceeds | $											$ 18,200
Officers and directors | Series F Private Placement
Class of Stock [Line Items]
Gross proceeds | $											$ 6,500
Series E Preferred Stock
Class of Stock [Line Items]
Preferred stock, outstanding (in shares)																									2,633,678
Share price (in dollars per share) | $ / shares																									$ 6.00
Preferred stock, par value (in dollars per share) | $ / shares														$ 0.99
Preferred stock, conversion price (in dollars per share) | $ / shares														$ 0.78
Conversion of stock (in shares)								320,542	236,364	689,394
Common stock issued upon conversion of convertible preferred stock (in shares)								406,841	300,000	875,000
Series F Unit
Class of Stock [Line Items]
Shares and warrants issued pursuant to a private placement (in shares)						14,264
Series F Unit | Series F Private Placement
Class of Stock [Line Items]
Sale of stock, purchase price (in dollars per share) | $ / shares											$ 1,000
Shares and warrants issued pursuant to a private placement (in shares)				2,832	1,106
Series F Unit | Cavalry
Class of Stock [Line Items]
Shares and warrants issued pursuant to a private placement (in shares)						3,500
Series F Preferred Stock
Class of Stock [Line Items]
Preferred stock, authorized (in shares)																		30,000
Shares and warrants issued pursuant to a private placement (in shares)				100
Gain on exchange of shares | $														$ 13,916
Series F Preferred Stock | Accumulated Deficit
Class of Stock [Line Items]
Gain on exchange of shares | $						$ 5,400								$ 5,415
Series F Preferred Stock | Series F Private Placement
Class of Stock [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares											$ 0.001
Number of shares of stock in each unit (in shares)											1